Business Combination - Summary of Consideration Paid and the Allocation of Purchase Price to the Estimated Fair Value of the Assets Acquired and Liabilities Assumed (Details) - USD ($)		6 Months Ended	12 Months Ended
	Mar. 13, 2024	Dec. 31, 2024	Dec. 31, 2024
Business Combination [Line Items]
Cash consideration			$ 400,000
Assets
Goodwill		$ 344,156	344,156
LBSM
Business Combination [Line Items]
Cash consideration	$ 400,000
Acquisition installments payable (matures in August, 2026)	385,156
Fair value of total purchase consideration	785,156	785,156
Assets
Total fair value of net assets acquired	441,000	441,000	441,000
Goodwill	344,156	344,156	344,156
LBSM | Technical License
Assets
Technical License Management	$ 441,000	$ 441,000	$ 441,000